Financial instruments (Details) € in Thousands	Dec. 31, 2019 EUR (€) item	Dec. 31, 2018 EUR (€) item
Financial instruments
Financial liabilities	€ 21,156	€ 17,171
Restricted Cash
Financial instruments
Financial assets	463
Fair value
Financial instruments
Financial assets	9,427	15,139
Fair value | Non-current derivative financial instruments
Financial instruments
Financial assets	2,014	2,229
Financial assets, at fair value	2,014	2,229
Fair value | Non-current derivative financial instruments | Level Two
Financial instruments
Financial assets, at fair value	2,014	2,229
Fair value | Non-current equity securities
Financial instruments
Financial assets	5	5
Financial assets, at fair value	5	€ 5
Number of bond fund instruments held | item		7
Fair value | Non-current equity securities | Level Three
Financial instruments
Financial assets, at fair value	5	€ 5
Fair value | Current bond funds
Financial instruments
Financial assets	3,667	12,905
Financial assets, at fair value	€ 3,667	12,905
Number of bond fund instruments held | item	4
Bond fund	€ 5,667	11,847
Fair value | Current bond funds | Level One
Financial instruments
Financial assets, at fair value	3,667	12,905
Fair value | Bond funds (restricted)
Financial instruments
Financial assets	2,000
Financial assets, at fair value	2,000
Fair value | Bond funds (restricted) | Level One
Financial instruments
Financial assets, at fair value	2,000
Fair value | Current note receivable
Financial instruments
Financial assets	1,278	€ 1,058
Financial assets, at fair value	€ 1,278
Number of bond fund instruments held | item	1	1
Fair value | Current note receivable | Level One
Financial instruments
Financial assets, at fair value	€ 1,278
Fair value | Restricted Cash
Financial instruments
Financial assets	463
Fair value | FVTPL | Non-current derivative financial instruments
Financial instruments
Financial assets	2,014	€ 2,229
Fair value | FVOCI | Non-current equity securities
Financial instruments
Financial assets	5	5
Fair value | FVOCI | Current bond funds
Financial instruments
Financial assets	3,667	12,905
Fair value | FVOCI | Bond funds (restricted)
Financial instruments
Financial assets	2,000
Fair value | FVOCI | Current note receivable
Financial instruments
Financial assets	1,278
Not measured at fair value | Non-current long term debt
Financial instruments
Financial liabilities	6,682	16,250
Financial liabilities, at fair value	6,148	15,231
Not measured at fair value | Non-current long term debt | Level Two
Financial instruments
Financial liabilities, at fair value	6,148	15,231
Not measured at fair value | Non-current finance lease obligation
Financial instruments
Financial liabilities		71
Financial liabilities, at fair value		69
Not measured at fair value | Non-current finance lease obligation | Level Two
Financial instruments
Financial liabilities, at fair value		69
Not measured at fair value | Current long term debt
Financial instruments
Financial liabilities	10,864	816
Financial liabilities, at fair value	10,858	809
Not measured at fair value | Current long term debt | Level Two
Financial instruments
Financial liabilities, at fair value	10,858	809
Not measured at fair value | Current finance lease obligation
Financial instruments
Financial liabilities		34
Financial liabilities, at fair value		34
Not measured at fair value | Current finance lease obligation | Level Two
Financial instruments
Financial liabilities, at fair value		34
Not measured at fair value | Current trade payables
Financial instruments
Financial liabilities	2,797	2,945
Not measured at fair value | Financial liabilities measured at amortized cost | Non-current long term debt
Financial instruments
Financial liabilities	6,682	16,250
Not measured at fair value | Financial liabilities measured at amortized cost | Non-current finance lease obligation
Financial instruments
Financial liabilities		71
Not measured at fair value | Financial liabilities measured at amortized cost | Current long term debt
Financial instruments
Financial liabilities	10,864	816
Not measured at fair value | Financial liabilities measured at amortized cost | Current finance lease obligation
Financial instruments
Financial liabilities		34
Not measured at fair value | Financial liabilities measured at amortized cost | Current trade payables
Financial instruments
Financial liabilities	2,797	2,945
Not measured at fair value | Current cash and cash equivalents
Financial instruments
Financial assets	4,368	7,402
Financial assets, at fair value	4,368	7,402
Not measured at fair value | Current cash and cash equivalents | Level One
Financial instruments
Financial assets, at fair value	4,368	7,402
Not measured at fair value | Restricted Cash
Financial instruments
Financial assets	463
Financial assets, at fair value	463
Not measured at fair value | Restricted Cash | Level One
Financial instruments
Financial assets, at fair value	463
Not measured at fair value | Trade and other receivables
Financial instruments
Financial assets	5,915	6,030
Not measured at fair value | Assets at amortised cost | Current cash and cash equivalents
Financial instruments
Financial assets	4,368	7,402
Not measured at fair value | Assets at amortised cost | Restricted Cash
Financial instruments
Financial assets	463
Not measured at fair value | Assets at amortised cost | Trade and other receivables
Financial instruments
Financial assets	€ 5,915	€ 6,030